Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2013
Intangible assets
Estimated useful life (in years)	13 years
Purchased customer lists
Intangible assets
Estimated useful life (in years)	10 years
Minimum | Purchased customer contracts and relationships
Intangible assets
Estimated useful life (in years)	10 years
Maximum | Purchased customer contracts and relationships
Intangible assets
Estimated useful life (in years)	20 years